UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2020

WESTERN ASSET

ULTRA-SHORT INCOME FUND

Beginning in or after January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income and capital preservation while maintaining liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Ultra-Short Income Fund for the six-month reporting period ended November 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser continue to provide uninterrupted services with respect to the Fund pursuant to new management and subadvisory agreements that were approved by Fund shareholders.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of November 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.5 trillion.

II	Western Asset Ultra-Short Income Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2020

Western Asset Ultra-Short Income Fund	III

Performance review

For the six months ended November 30, 2020, Class A shares of Western Asset Ultra-Short Income Fund, excluding sales charges, returned 2.65%. The Fund’s unmanaged benchmark, the ICE BofA 3-Month U.S. Treasury Bill Indexi, returned 0.07% for the same period. The Lipper Short Investment Grade Debt Funds Category Averageii returned 2.80% over the same time frame.

Performance Snapshot as of November 30, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset Ultra-Short Income Fund:
Class A	2.65%
Class C	2.23%
Class C1[1]	2.20%
Class I	2.79%
Class IS	2.80%
ICE BofA 3-Month U.S. Treasury Bill Index	0.07%
Lipper Short Investment Grade Debt Funds Category Average	2.80%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2020 for Class A, Class C, Class C1, Class I and Class IS shares were 0.27%, -0.52%, -0.31%, 0.53% and 0.57%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class C1, Class I and Class IS shares would have been 0.21%, -0.57%, -0.44%, 0.42% and 0.50%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 0.74%, 1.51%, 1.37%, 0.52% and 0.44%, respectively.

1

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

IV	Western Asset Ultra-Short Income Fund

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.65% for Class A shares, 1.63% for Class C shares, 1.38% for Class C1 shares, 0.38% for Class I shares and 0.35% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2020

RISKS: Investments in bonds are subject to interest rate and credit risks. High-yield bonds, sometimes referred to as “junk” bonds, are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund is subject to fluctuations in yield and share price as interest rates rise and fall. The Fund may engage in active and frequent trading to achieve its principal investment strategies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investments in securities of foreign issuers or issuers with significant exposure to foreign markets are subject to additional risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging market countries. Emerging

Western Asset Ultra-Short Income Fund	V

Performance review (cont’d)

market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that comprises a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 376 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Ultra-Short Income Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2020 and May 31, 2020 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2020 and held for the six months ended November 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.65%	$1,000.00	$1,026.50	0.64%	$3.25	Class A	5.00%	$1,000.00	$1,021.86	0.64%	$3.24
Class C	2.23	1,000.00	1,022.30	1.42	7.20	Class C	5.00	1,000.00	1,017.95	1.42	7.18
Class C1	2.20	1,000.00	1,022.00	1.35	6.84	Class C1	5.00	1,000.00	1,018.30	1.35	6.83
Class I	2.79	1,000.00	1,027.90	0.37	1.88	Class I	5.00	1,000.00	1,023.21	0.37	1.88
Class IS	2.80	1,000.00	1,028.00	0.34	1.73	Class IS	5.00	1,000.00	1,023.36	0.34	1.72

2	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

[1]	For the six months ended November 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2020

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 46.4%
Communication Services — 4.6%
Diversified Telecommunication Services — 1.5%
AT&T Inc., Senior Notes	4.050%	12/15/23	$1,330,000	$1,474,911
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	571,260	(a)
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	1.321%	5/15/25	2,620,000	2,692,461	(b)
Total Diversified Telecommunication Services				4,738,632
Media — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	737,415	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital, Senior Secured Notes (3 mo. USD LIBOR + 1.650%)	1.864%	2/1/24	3,000,000	3,076,591	(b)
Comcast Corp., Senior Notes	3.600%	3/1/24	2,380,000	2,617,108
Fox Corp., Senior Notes	4.030%	1/25/24	1,250,000	1,380,706
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	300,000	353,818
Total Media				8,165,638
Wireless Telecommunication Services — 0.6%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	623,796
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	80,000	87,450
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	125,000	126,524	(a)
Vodafone Group PLC, Senior Notes (3 mo. USD LIBOR + 0.990%)	1.220%	1/16/24	1,020,000	1,032,435	(b)
Total Wireless Telecommunication Services				1,870,205
Total Communication Services				14,774,475
Consumer Discretionary — 2.9%
Automobiles — 1.3%
American Honda Finance Corp., Senior Notes (3 mo. USD LIBOR + 0.350%)	0.575%	11/5/21	250,000	250,693	(b)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	620,000	635,494
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	1.044%	4/5/21	400,000	397,976	(b)
General Motors Financial Co. Inc., Senior Notes	3.550%	7/8/22	140,000	146,336
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.850%)	1.080%	4/9/21	1,000,000	1,001,253	(b)

See Notes to Financial Statements.

4	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Automobiles — continued
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	$550,000	$572,266	(a)
Toyota Motor Credit Corp., Senior Notes	2.700%	1/11/23	660,000	692,719
Toyota Motor Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.280%)	0.504%	4/13/21	500,000	500,549	(b)
Total Automobiles				4,197,286
Hotels, Restaurants & Leisure — 0.7%
Marriott International Inc., Senior Notes (3 mo. USD LIBOR + 0.650%)	0.898%	3/8/21	636,000	635,773	(b)
McDonald’s Corp., Senior Notes	3.350%	4/1/23	1,090,000	1,162,125
McDonald’s Corp., Senior Notes	3.700%	1/30/26	470,000	533,694
Total Hotels, Restaurants & Leisure				2,331,592
Multiline Retail — 0.3%
Dollar General Corp., Senior Notes	3.250%	4/15/23	25,000	26,479
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	800,000	858,114
Total Multiline Retail				884,593
Oil, Gas & Consumable Fuels — 0.4%
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.400%)	0.621%	11/13/23	1,100,000	1,104,936	(b)
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.250%	3/1/22	500,000	519,126
Home Depot Inc., Senior Notes	2.700%	4/1/23	140,000	146,979
Target Corp., Senior Notes	2.250%	4/15/25	90,000	96,189
Total Specialty Retail				762,294
Total Consumer Discretionary				9,280,701
Consumer Staples — 3.1%
Beverages — 0.9%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	0.964%	1/12/24	1,645,000	1,661,693	(b)
Coca-Cola Co., Senior Notes	3.200%	11/1/23	1,130,000	1,228,213
Total Beverages				2,889,906
Food & Staples Retailing — 0.2%
Walmart Inc., Senior Notes	3.400%	6/26/23	500,000	538,186
Food Products — 0.4%
Kraft Heinz Foods Co., Senior Notes (3 mo. USD LIBOR + 0.570%)	0.776%	2/10/21	250,000	250,038	(b)
Mondelez International Inc., Senior Notes	0.625%	7/1/22	500,000	502,057
Nestle Holdings Inc., Senior Notes	3.350%	9/24/23	500,000	539,889	(a)
Total Food Products				1,291,984

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Personal Products — 0.2%
Unilever Capital Corp., Senior Notes	0.375%	9/14/23	$690,000	$691,752
Tobacco — 1.4%
Altria Group Inc., Senior Notes	3.490%	2/14/22	1,940,000	2,015,014
Altria Group Inc., Senior Notes	2.350%	5/6/25	300,000	318,320
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	500,000	520,459
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	1,440,000	1,467,996
Reynolds American Inc., Senior Notes	4.850%	9/15/23	150,000	168,054
Total Tobacco				4,489,843
Total Consumer Staples				9,901,671
Energy — 4.8%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	3.250%	11/15/21	180,000	183,505
Oil, Gas & Consumable Fuels — 4.7%
Apache Corp., Senior Notes	3.250%	4/15/22	330,000	330,825
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	1,130,000	1,214,536
BP Capital Markets PLC, Senior Notes (3 mo. USD LIBOR + 0.870%)	1.107%	9/16/21	1,000,000	1,006,071	(b)
Chevron Corp., Senior Notes	1.141%	5/11/23	960,000	979,657
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.530%)	0.781%	3/3/22	800,000	804,857	(b)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	610,000	626,366
Enterprise Products Operating LLC, Senior Notes	2.800%	2/15/21	500,000	502,520
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	1,190,000	1,260,354
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	500,000	557,719
EOG Resources Inc., Senior Notes	4.100%	2/1/21	300,000	301,917
EOG Resources Inc., Senior Notes	2.625%	3/15/23	660,000	690,195
EQT Corp., Senior Notes	3.000%	10/1/22	750,000	754,444
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,440,000	1,481,799
Exxon Mobil Corp., Senior Notes (3 mo. USD LIBOR + 0.370%)	0.618%	3/6/22	440,000	442,045	(b)
Kinder Morgan Inc., Senior Notes (3 mo. USD LIBOR + 1.280%)	1.517%	1/15/23	1,065,000	1,074,621	(b)
MPLX LP, Senior Notes	3.375%	3/15/23	520,000	549,497
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.074%	1/13/23	650,000	628,811	(b)

See Notes to Financial Statements.

6	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	$1,118,000	$1,178,950
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	630,000	696,607
Total Oil, Gas & Consumable Fuels				15,081,791
Total Energy				15,265,296
Financials — 18.1%
Banks — 11.9%
Banco Santander SA, Senior Notes	3.125%	2/23/23	400,000	421,589
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.344%	4/12/23	200,000	201,589	(b)
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.560%)	1.784%	4/11/22	1,000,000	1,011,490	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.790%)	1.038%	3/5/24	1,800,000	1,815,933	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.960%)	1.169%	7/23/24	500,000	506,728	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.000%)	1.215%	4/24/23	800,000	808,531	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	1,820,000	1,911,910	(b)
Bank of America Corp., Subordinated Notes (3 mo. USD LIBOR + 0.760%)	1.010%	9/15/26	200,000	197,141	(b)
Bank of Nova Scotia, Senior Notes (3 mo. USD LIBOR + 0.640%)	0.888%	3/7/22	600,000	604,024	(b)
Banque Federative du Credit Mutuel SA, Senior Notes (3 mo. USD LIBOR + 0.960%)	1.178%	7/20/23	1,000,000	1,015,441	(b)(c)
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.380%)	1.601%	5/16/24	1,200,000	1,214,193	(b)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	450,000	479,214	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	400,000	416,956	(a)(b)
BPCE SA, Senior Notes (3 mo. USD LIBOR + 1.220%)	1.433%	5/22/22	250,000	253,027	(a)(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	450,000	489,094
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	480,000	518,196	(b)(d)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.950%)	1.165%	7/24/23	2,970,000	2,996,099	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.430%)	1.655%	9/1/23	2,050,000	2,086,665	(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	$1,250,000	$1,392,293
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 1.060%)	1.309%	9/12/23	1,170,000	1,170,706	(a)(b)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	1.220%	5/18/24	1,340,000	1,346,572	(b)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	209,162	(a)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.850%)	1.074%	1/10/25	1,190,000	1,205,366	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	1.445%	10/24/23	4,260,000	4,333,532	(b)
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	1,560,000	1,701,811
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	200,000	208,882	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.920%)	1.125%	2/22/22	500,000	504,555	(b)
Natwest Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	1.691%	5/15/23	800,000	808,002	(b)
Santander UK PLC, Senior Notes (3 mo. USD LIBOR + 0.660%)	0.881%	11/15/21	200,000	201,044	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	0.958%	10/18/22	300,000	302,649	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	1.030%	10/16/23	1,200,000	1,209,749	(b)
Svenska Handelsbanken AB, Senior Notes (3 mo. USD LIBOR + 0.470%)	0.675%	5/24/21	330,000	330,657	(b)
U.S. Bank N.A., Senior Notes	1.800%	1/21/22	1,000,000	1,017,608
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	12/31/20	1,020,000	1,034,147	(b)(d)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	1.444%	10/31/23	4,110,000	4,175,691	(b)
Total Banks				38,100,246
Capital Markets — 3.6%
Bank of New York Mellon Corp., Senior Notes	2.050%	5/3/21	500,000	503,085
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	200,000	208,556
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	260,478	(a)(b)
Credit Suisse Group AG, Senior Notes (3 mo. USD LIBOR + 1.200%)	1.449%	12/14/23	750,000	757,396	(a)(b)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	270,000	285,956

See Notes to Financial Statements.

8	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	$150,000	$166,190
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.780%)	0.994%	10/31/22	1,000,000	1,004,200	(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.000%)	1.215%	7/24/23	3,830,000	3,864,900	(b)
Morgan Stanley, Senior Notes	3.750%	2/25/23	1,470,000	1,576,320
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	1.433%	5/8/24	750,000	763,423	(b)
Morgan Stanley, Subordinated Notes	4.875%	11/1/22	1,000,000	1,081,263
UBS AG, Senior Notes	1.750%	4/21/22	200,000	203,822	(a)
UBS Group AG, Senior Notes	3.491%	5/23/23	800,000	833,463	(a)
Total Capital Markets				11,509,052
Consumer Finance — 1.4%
AIG Global Funding, Secured Notes	0.800%	7/7/23	300,000	303,024	(a)
Air Lease Corp., Senior Notes	3.750%	2/1/22	840,000	863,635
American Express Co., Senior Notes	2.650%	12/2/22	1,000,000	1,046,240
American Express Co., Senior Notes	3.400%	2/27/23	1,400,000	1,490,283
Caterpillar Financial Services Corp., Senior Notes	0.450%	9/14/23	140,000	140,434
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.510%)	0.731%	5/15/23	500,000	503,769	(b)
Total Consumer Finance				4,347,385
Diversified Financial Services — 0.6%
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	1,000,000	1,019,436	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	250,000	259,008	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	440,000	444,513	(a)
Total Diversified Financial Services				1,722,957
Insurance — 0.6%
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.430%)	0.648%	3/29/21	600,000	600,754	(b)
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	0.848%	3/29/23	1,000,000	1,008,621	(b)
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	1,627	2,217	(a)(d)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Insurance — continued
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.000%	2/12/23	$5,983	$5,968	(a)(b)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	395,228	(a)
Total Insurance				2,012,788
Total Financials				57,692,428
Health Care — 5.8%
Biotechnology — 1.7%
AbbVie Inc., Senior Notes	2.300%	11/21/22	1,000,000	1,035,591
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,130,000	1,235,622
AbbVie Inc., Senior Notes	2.600%	11/21/24	200,000	214,201
AbbVie Inc., Senior Notes (3 mo. USD LIBOR + 0.650%)	0.863%	11/21/22	1,040,000	1,046,989	(b)
Gilead Sciences Inc., Senior Notes	4.400%	12/1/21	500,000	514,802
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	970,000	973,290
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	500,000	546,332
Total Biotechnology				5,566,827
Health Care Equipment & Supplies — 0.4%
Becton Dickinson and Co., Senior Notes	2.894%	6/6/22	200,000	206,889
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	1.280%	6/6/22	1,054,000	1,063,229	(b)
Total Health Care Equipment & Supplies				1,270,118
Health Care Providers & Services — 2.8%
CIGNA Corp., Senior Notes (3 mo. USD LIBOR + 0.890%)	1.127%	7/15/23	2,585,000	2,614,034	(b)
CVS Health Corp., Senior Notes	3.700%	3/9/23	1,276,000	1,365,626
CVS Health Corp., Senior Notes	2.625%	8/15/24	300,000	321,256
CVS Health Corp., Senior Notes (3 mo. USD LIBOR + 0.720%)	0.962%	3/9/21	1,200,000	1,202,099	(b)
Humana Inc., Senior Notes	3.150%	12/1/22	1,000,000	1,047,237
Humana Inc., Senior Notes	4.500%	4/1/25	200,000	230,291
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,000,000	1,039,418
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	640,000	691,465
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	300,000	319,835
Total Health Care Providers & Services				8,831,261
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	1,500,000	1,550,964

See Notes to Financial Statements.

10	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	$30,000	$30,293
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	1,310,000	1,312,915
Total Pharmaceuticals				2,894,172
Total Health Care				18,562,378
Industrials — 5.1%
Aerospace & Defense — 2.0%
Boeing Co., Senior Notes	1.875%	6/15/23	720,000	727,405
Boeing Co., Senior Notes	4.875%	5/1/25	700,000	781,620
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,010,000	1,114,794
L3Harris Technologies Inc., Senior Notes	3.850%	6/15/23	1,390,000	1,503,737
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	650,000	684,906
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	550,000	571,813
Northrop Grumman Corp., Senior Notes	3.250%	8/1/23	770,000	831,257
Total Aerospace & Defense				6,215,532
Airlines — 1.0%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	700,000	787,909
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	700,000	800,484	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	5,942	5,713
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	690,000	768,142	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	800,000	801,160
Total Airlines				3,163,408
Building Products — 0.2%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	670,000	689,927	(a)
Commercial Services & Supplies — 0.1%
Republic Services Inc., Senior Notes	2.500%	8/15/24	200,000	213,250
Electrical Equipment — 0.6%
General Electric Co., Senior Notes (3 mo. USD LIBOR + 1.000%)	1.250%	3/15/23	2,000,000	2,013,315	(b)
Industrial Conglomerates — 0.6%
3M Co., Senior Notes	2.250%	3/15/23	1,360,000	1,419,273
Honeywell International Inc., Senior Notes	1.850%	11/1/21	500,000	506,450
Total Industrial Conglomerates				1,925,723

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Machinery — 0.3%
John Deere Capital Corp., Senior Notes	0.400%	10/10/23	$140,000	$140,392
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.550%)	0.798%	6/7/23	635,000	641,215	(b)
Total Machinery				781,607
Road & Rail — 0.3%
Union Pacific Corp., Senior Notes	4.163%	7/15/22	1,040,000	1,094,446
Total Industrials				16,097,208
Information Technology — 1.3%
IT Services — 0.6%
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	840,000	861,379
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	500,000	532,221
Visa Inc., Senior Notes	3.150%	12/14/25	500,000	558,525
Total IT Services				1,952,125
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	2.650%	1/15/23	310,000	323,108
Broadcom Inc., Senior Notes	2.250%	11/15/23	500,000	522,499
Broadcom Inc., Senior Notes	3.150%	11/15/25	300,000	326,346
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	10,000	10,341
Total Semiconductors & Semiconductor Equipment				1,182,294
Software — 0.1%
Oracle Corp., Senior Notes	2.800%	7/8/21	500,000	507,505
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	2.500%	2/9/22	500,000	512,576
Total Information Technology				4,154,500
Materials — 0.1%
Chemicals — 0.1%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	380,000	387,524	(a)
Utilities — 0.6%
Electric Utilities — 0.6%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	300,000	307,384
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,020,000	1,078,204
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	500,000	534,474
Total Utilities				1,920,062
Total Corporate Bonds & Notes (Cost — $146,695,976)				148,036,243
Asset-Backed Securities — 21.0%
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	1.634%	5/1/26	38,477	38,485	(a)(b)

See Notes to Financial Statements.

12	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	1.804%	5/1/27	$145,911	$145,982	(a)(b)
Aegis Asset Backed Securities Trust, 2005-5 M1 (1 mo. USD LIBOR + 0.430%)	0.580%	12/25/35	1,700,000	1,617,827	(b)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. USD LIBOR + 0.705%)	0.855%	10/25/35	560,000	537,625	(b)
AGL Core CLO 8 Ltd., 2020-8A A1 (3 mo. USD LIBOR + 1.500%)	1.718%	10/20/31	160,000	159,999	(a)(b)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	1.289%	10/21/28	1,600,000	1,591,982	(a)(b)
Ameriquest Mortgage Securities Inc., Asset- Backed Pass-Through Certificates, 2005-R7 M2 (1 mo. USD LIBOR + 0.500%)	0.650%	9/25/35	184,108	184,112	(b)
AMMC CLO 23 Ltd., 2020-23A A1L (3 mo. USD LIBOR + 1.400%)	1.635%	10/17/31	170,000	170,000	(a)(b)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	1.685%	4/24/29	734,561	735,706	(a)(b)
Ares XLIII CLO Ltd., 2017-43A A (3 mo. USD LIBOR + 1.220%)	1.457%	10/15/29	250,000	249,406	(a)(b)
Avery Point V CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	1.198%	7/17/26	116,363	116,346	(a)(b)
Avery Point VI CLO Ltd., 2015-6A AR (3 mo. USD LIBOR + 1.050%)	1.275%	8/5/27	480,440	480,482	(a)(b)
Avery Point VII CLO Ltd., 2015-7A AR (3 mo. USD LIBOR + 1.140%)	1.377%	1/15/28	500,000	498,844	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	400,000	414,078	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	600,000	610,086	(a)
B&M CLO Ltd., 2014-1A A2R (3 mo. USD LIBOR + 1.600%)	1.830%	4/16/26	112,950	112,928	(a)(b)
Ballyrock CLO Ltd., 2019-2A A1B (3 mo. USD LIBOR + 1.750%)	1.974%	11/20/30	250,000	250,073	(a)(b)
Benefit Street Partners CLO VII Ltd., 2015-VIIA A1AR (3 mo. USD LIBOR + 0.780%)	0.998%	7/18/27	113,298	112,875	(a)(b)(e)
BlueMountain CLO XXX Ltd., 2020-30A A (3 mo. USD LIBOR + 1.390%)	1.618%	1/15/33	570,000	570,408	(a)(b)(f)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	1.393%	11/23/25	19,826	19,834	(a)(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
California Street CLO XII, Ltd., 2013-12A AR (3 mo. USD LIBOR + 1.030%)	1.267%	10/15/25	$254,393	$254,402	(a)(b)
Capital One Multi-Asset Execution Trust, 2016-A7 A7 (1 mo. USD LIBOR + 0.510%)	0.651%	9/16/24	1,500,000	1,508,265	(b)
Capital One Multi-Asset Execution Trust, 2017-A5 A5 (1 mo. USD LIBOR + 0.580%)	0.721%	7/15/27	900,000	904,666	(b)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.222%	7/28/28	1,200,000	1,195,511	(a)(b)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	730,000	729,748	(a)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	1.308%	10/20/28	260,000	259,189	(a)(b)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.058%	10/15/31	125,000	125,514	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.219%	4/23/29	250,000	248,623	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007- WFH3 A3 (1 mo. USD LIBOR + 0.250%)	0.400%	6/25/37	191,373	190,582	(b)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.114%	8/9/24	980,000	972,981	(a)(b)
Cumberland Park CLO Ltd., 2015-2A BR (3 mo. USD LIBOR + 1.400%)	1.618%	7/20/28	250,000	247,747	(a)(b)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	1.487%	7/15/26	657,779	657,697	(a)(b)
Cutwater Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.220%)	1.457%	1/15/29	734,456	730,151	(a)(b)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	0.361%	2/15/29	879,113	868,534	(b)
DRB Prime Student Loan Trust, 2015-D A1 (1 mo. USD LIBOR + 1.700%)	1.850%	1/25/40	535,745	537,215	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	1.437%	7/15/30	250,000	249,369	(a)(b)
ECMC Group Student Loan Trust, 2016-1A A (1 mo. USD LIBOR + 1.350%)	1.500%	7/26/66	2,041,459	2,080,012	(a)(b)
Enterprise Fleet Financing LLC, 2017-3 A3	2.360%	5/20/23	1,123,016	1,133,743	(a)
Flatiron CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.250%)	1.471%	5/15/30	780,000	779,544	(a)(b)
Ford Credit Auto Owner Trust, 2020-2 A	1.060%	4/15/33	1,000,000	1,006,967	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	670,000	793,981
Greywolf CLO V Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	1.375%	1/27/31	300,000	299,579	(a)(b)

See Notes to Financial Statements.

14	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.478%	1/20/30	$500,000	$500,005	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.295%	7/25/27	576,593	575,179	(a)(b)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.629%	11/30/32	700,000	700,934	(a)(b)
Hertz Vehicle Financing II LP, 2016-2A C	4.990%	3/25/22	450,000	448,612	(a)
Hertz Vehicle Financing II LP, 2019-3A B	3.030%	12/26/25	700,000	702,116	(a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.500%)	0.650%	10/25/35	798,860	782,586	(b)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	1.587%	7/15/26	250,000	248,885	(a)(b)
JFIN CLO Ltd., 2015-1A A1AR (3 mo. USD LIBOR + 0.800%)	1.050%	3/15/26	122,968	122,429	(a)(b)
Magnetite XIV-R Ltd., 2015-14RA A2	3.939%	10/18/31	530,000	526,347	(a)
Merrill Lynch Mortgage Investors Trust, 2006- HE1 M1 (1 mo. USD LIBOR + 0.390%)	0.540%	12/25/36	196,274	195,556	(b)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.837%	7/15/29	500,000	488,221	(a)(b)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. USD LIBOR + 0.290%)	0.440%	2/25/36	512,879	505,472	(b)
MP CLO VIII Ltd., 2015-2A AR (3 mo. USD LIBOR + 0.910%)	1.132%	10/28/27	464,301	461,608	(a)(b)
Navient Private Education Loan Trust, 2015-AA A2B (1 mo. USD LIBOR + 1.200%)	1.341%	12/15/28	696,354	701,270	(a)(b)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	180,088	188,484	(a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	1.041%	1/15/43	637,632	639,039	(a)(b)
Navient Private Education Refi Loan Trust, 2019-D A2B (1 mo. USD LIBOR + 1.050%)	1.191%	12/15/59	1,228,000	1,232,603	(a)(b)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	0.750%	4/25/40	1,221,857	1,211,162	(b)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.450%	3/25/66	2,000,000	2,026,088	(a)(b)
Navient Student Loan Trust, 2016-7A A (1 mo. USD LIBOR + 1.150%)	1.300%	3/25/66	949,815	958,877	(a)(b)
Navient Student Loan Trust, 2019-BA A2A	3.390%	12/15/59	740,000	776,893	(a)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	0.477%	12/7/20	443,363	443,932	(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.750%	9/25/47	$569,754	$560,756	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	1.080%	8/25/34	706,469	695,863	(b)
North Carolina State Education Assistance Authority, 2011-1 A3 (3 mo. USD LIBOR + 0.900%)	1.115%	10/25/41	497,869	495,683	(b)
NovaStar Mortgage Funding Trust Series, 2003-1 M1 (1 mo. USD LIBOR + 1.425%)	1.575%	5/25/33	147,439	146,845	(b)
NovaStar Mortgage Funding Trust Series, 2003-3 A1 (1 mo. USD LIBOR + 0.710%)	0.860%	12/25/33	1,542,143	1,520,042	(b)
Oaktree CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.870%)	1.088%	10/20/27	455,044	453,297	(a)(b)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	500,000	501,813	(a)(b)
Ocean Trails CLO X, 2020-10A A1 (3 mo. USD LIBOR + 1.550%)	1.744%	10/15/31	400,000	399,996	(a)(b)
OCTAGON INVESTMENT PARTNERS 35 Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	1.278%	1/20/31	370,000	368,589	(a)(b)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.475%	10/19/32	150,000	150,105	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.253%	5/23/31	760,000	756,287	(a)(b)
Option One Mortgage Loan Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.780%)	0.930%	11/25/34	1,189,434	1,186,016	(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	310,425	306,088
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.264%	4/30/27	466,937	465,787	(a)(b)
OZLM XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.070%)	1.288%	1/17/31	249,683	247,458	(a)(b)
Parallel Ltd., 2020-1A A1 (3 mo. USD LIBOR + 1.825%)	1.983%	7/20/31	500,000	502,299	(a)(b)
PHEAA Student Loan Trust, 2013-2A A1 (1 mo. USD LIBOR + 0.550%)	0.700%	4/25/30	413,237	408,676	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	1.029%	8/25/33	227,125	218,923	(b)
RR 3 Ltd., 2018-3A A1R2 (3 mo. USD LIBOR + 1.090%)	1.327%	1/15/30	650,000	645,973	(a)(b)
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.847%	10/20/31	420,000	419,995	(a)(b)

See Notes to Financial Statements.

16	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SLC Student Loan Trust, 2005-2 A3 (3 mo. USD LIBOR + 0.110%)	0.360%	3/15/27	$176,378	$176,270	(b)
SLM Student Loan Trust, 2005-4 A3 (3 mo. USD LIBOR + 0.120%)	0.335%	1/25/27	553,129	548,561	(b)
SLM Student Loan Trust, 2005-5 A4 (3 mo. USD LIBOR + 0.140%)	0.355%	10/25/28	693,248	688,540	(b)
SLM Student Loan Trust, 2005-7 A4 (3 mo. USD LIBOR + 0.150%)	0.365%	10/25/29	411,607	407,516	(b)
SLM Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.170%)	0.385%	1/25/41	1,029,141	993,870	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	0.365%	3/25/44	1,438,167	1,368,080	(b)
SLM Student Loan Trust, 2013-1 A3 (1 mo. USD LIBOR + 0.550%)	0.700%	5/26/55	1,017,536	1,007,538	(b)
SLM Student Loan Trust, 2013-6 A3 (1 mo. USD LIBOR + 0.650%)	0.800%	6/25/55	1,110,274	1,096,953	(b)
Small Business Administration, 2017-10A 1	2.845%	3/10/27	95,441	101,625
SMB Private Education Loan Trust, 2016-B A2B (1 mo. USD LIBOR + 1.450%)	1.591%	2/17/32	245,300	247,335	(a)(b)
Sofi Professional Loan Program LLC, 2019-A A2FX	3.690%	6/15/48	1,760,000	1,860,537	(a)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	1,373,749	1,403,761	(a)
Sudbury Mill CLO Ltd., 2013-1A A1R (3 mo. USD LIBOR + 1.150%)	1.368%	1/17/26	352,205	352,204	(a)(b)
Toyota Auto Loan Extended Note Trust, 2020-1A A	1.350%	5/25/33	1,110,000	1,141,708	(a)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.918%	10/20/28	420,000	415,840	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.515%	10/25/32	430,000	430,115	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.127%	4/15/29	1,180,000	1,177,364	(a)(b)
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	1.408%	10/18/31	250,000	249,973	(a)(b)
Voya CLO Ltd., 2017-3A A1A (3 mo. USD LIBOR + 1.230%)	1.448%	7/20/30	500,000	500,039	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.387%	10/15/31	1,000,000	999,194	(a)(b)
Wendy’s Funding LLC, 2018-1A A2I	3.573%	3/15/48	1,215,625	1,253,613	(a)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Whitebox CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	1.625%	7/24/32	$500,000	$500,421	(a)(b)
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.992%	10/24/31	480,000	479,942	(a)(b)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	1.767%	10/15/28	244,096	244,074	(a)(b)
Total Asset-Backed Securities (Cost — $66,808,288)				66,922,960
Collateralized Mortgage Obligations (g) — 11.8%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	1.021%	9/15/34	500,000	500,670	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2003-AC5 A3 (1 mo. USD LIBOR + 1.100%)	1.250%	10/25/33	309,891	305,999	(b)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.391%	7/15/35	910,000	884,472	(a)(b)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	1.044%	2/16/37	940,000	930,849	(a)(b)
CAMB Commercial Mortgage Trust, 2019-LIFE A (1 mo. USD LIBOR + 1.070%)	1.211%	12/15/37	990,000	992,616	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.450%	8/25/35	2,428	2,455	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.290%)	0.439%	10/25/35	9,930	9,776	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	0.350%	1/25/36	3,761	3,506	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	373,219
CSMC Trust, 2010-3R 2A3	4.321%	12/26/36	262,670	266,967	(a)(b)
CSMC Trust, 2014-11R 15A2	3.263%	1/27/36	673,447	657,501	(a)(b)
CSMC Trust, 2019-AFC1 A1	2.573%	7/25/49	429,884	440,722	(a)
CSMC Trust, 2019-AFC1 A2, Step Bond	2.776%	7/25/49	501,553	511,909	(a)
CSMC Trust, 2019-AFC1 A3, Step Bond	2.877%	7/25/49	501,553	509,888	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,468,419	(a)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	1,335,925	1,362,534	(a)(b)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%)	3.250%	12/15/35	310,000	311,802	(a)(b)(f)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	0.848%	12/29/45	4,366	4,366	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (1 mo. USD LIBOR + 0.650%)	0.793%	8/25/29	1,200,000	1,209,577	(b)

See Notes to Financial Statements.

18	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 3877 FA (1 mo. USD LIBOR + 0.350%)	0.491%	11/15/40	$74,283	$74,361	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 4945 KF (1 mo. USD LIBOR + 0.450%)	0.600%	9/25/49	1,278,821	1,286,974	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 2019 F	1.657%	6/1/28	9,817	9,869	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	2.350%	9/25/24	9,128	9,130	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M3 (1 mo. USD LIBOR + 5.550%)	5.699%	7/25/28	351,096	371,648	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.650%	3/25/30	490,000	498,738	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA4 M1 (1 mo. USD LIBOR + 1.500%)	1.650%	8/25/50	500,000	501,725	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA5 M1 (SOFR + 1.300%)	1.388%	10/25/50	290,000	291,302	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	5.400%	10/25/23	275,033	276,017	(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.550%	1/25/24	391,781	381,227	(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.050%	11/25/24	134,712	138,110	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	5.150%	11/25/24	152,345	156,785	(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2C (1 mo. USD LIBOR + 2.150%)	2.300%	10/25/30	320,000	309,139	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.150%	3/25/31	407,124	401,611	(a)(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	$120,875	$123,871	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.215%	3/25/42	940,868	1,034,910	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	3.784%	8/25/43	630,777	657,032	(b)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	1.612%	3/25/27	23,189	23,359	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.694%	8/25/42	535,902	561,844	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	0.550%	5/25/42	82,283	82,070	(b)
GCAT TRUST, 2020-NQM1 A3	2.554%	1/25/60	1,580,255	1,610,471	(a)
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	0.697%	12/19/59	37,963	37,988	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.640%	2/20/61	228,184	228,589	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	0.540%	3/20/63	475,037	475,044	(b)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. USD LIBOR + 1.000%)	1.140%	3/20/66	2,547,265	2,600,050	(b)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. USD LIBOR + 0.500%)	0.640%	7/20/67	889,061	891,481	(b)
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	2.465%	3/20/23	174,856	175,016	(a)(b)
GS Mortgage Securities Corp. Trust, 2019- SOHO A (1 mo. USD LIBOR + 0.900%)	1.041%	6/15/36	1,500,000	1,492,433	(a)(b)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.670%	11/25/35	338,294	310,105	(b)
IMT Trust, 2017-APTS AFL (1 mo. USD LIBOR + 0.700%)	0.841%	6/15/34	451,874	450,544	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	173,542	178,623	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	540,000	591,525
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	0.991%	11/15/34	187,607	180,424	(a)(b)

See Notes to Financial Statements.

20	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	$1,520,000	$1,592,794	(a)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	301,669	321,959	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	174,819	186,929	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	343,795	367,052	(a)(b)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	622,715	658,699	(a)(b)
New York Mortgage Trust, 2005-2 A (1 mo. USD LIBOR + 0.660%)	0.810%	8/25/35	155,303	150,533	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2003-A1 M	6.549%	5/25/33	370,076	301,925	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.138%	3/25/47	354,114	369,381
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.897%	5/27/23	398,924	386,645	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.847%	10/27/22	541,130	525,200	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	358,737	301,789	(a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	8,324	5,379
Residential Asset Securitization Trust, PAC, 2003-A11 A2 (1 mo. USD LIBOR + 0.450%)	0.600%	11/25/33	75,908	73,653	(b)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%, 1.939% floor)	1.939%	6/15/33	478,625	478,819	(a)(b)
Sequoia Mortgage Trust, 9 2A	1.955%	9/20/32	124,440	122,231	(b)
Structured ARM Loan Trust, 2004-2 1A1	3.421%	3/25/34	193,041	191,370	(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.747%	6/25/35	505,861	474,966	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL A (1 mo. USD LIBOR + 0.750%)	0.877%	11/11/34	291,629	281,537	(a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	0.550%	6/25/35	409,306	337,684	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8, 2A1A (1 mo. USD LIBOR + 0.580%)	0.730%	7/25/45	1,487,812	1,443,635	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR6 2A1A (1 mo. USD LIBOR + 0.460%)	0.610%	4/25/45	1,358,978	1,371,845	(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (g) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	0.870%	7/25/45	$476,852	$458,586	(b)
Wells Fargo Commercial Mortgage Trust, 2015- NXS3 ASB	3.371%	9/15/57	164,972	176,688
Total Collateralized Mortgage Obligations (Cost — $37,517,527)				37,738,561
U.S. Government & Agency Obligations — 10.1%
U.S. Government Obligations — 10.1%
U.S. Treasury Bonds	2.000%	2/15/50	760,000	838,910
U.S. Treasury Notes	0.125%	7/31/22	6,660,000	6,658,699
U.S. Treasury Notes	0.250%	5/31/25	2,480,000	2,472,831
U.S. Treasury Notes	0.250%	6/30/25	500,000	498,242
U.S. Treasury Notes	0.250%	7/31/25	1,955,000	1,947,669
U.S. Treasury Notes	0.250%	10/31/25	15,260,000	15,184,892
U.S. Treasury Notes	0.375%	9/30/27	4,870,000	4,798,472
Total U.S. Government & Agency Obligations (Cost — $32,454,861)				32,399,715
Mortgage-Backed Securities — 0.7%
FNMA — 0.4%
Federal National Mortgage Association (FNMA)	2.000%	12/1/50	900,000	934,810	(h)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	2.559%	9/1/37	307,359	320,109	(b)
Total FNMA				1,254,919
GNMA — 0.3%
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	354,183	387,940
Government National Mortgage Association (GNMA) II	2.000%	12/1/50	400,000	418,502	(h)
Government National Mortgage Association (GNMA) II	2.500%	12/1/50	300,000	316,162	(h)
Total GNMA				1,122,604
Total Mortgage-Backed Securities (Cost — $2,365,882)				2,377,523

See Notes to Financial Statements.

22	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Senior Loans — 0.4%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.0%††
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.896%	3/1/27	$41,559	$40,698	(b)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.641%	1/31/28	40,000	39,293	(b)(i)(j)
Total Diversified Telecommunication Services				79,991
Media — 0.2%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.900%	4/30/25	25,674	25,490	(b)(i)(j)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.828%	1/31/26	38,353	37,912	(b)(i)(j)
Univision Communications Inc., First Lien New Replacement Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	3/16/26	587,809	583,348	(b)(i)(j)
Total Media				646,750
Total Communication Services				726,741
Consumer Discretionary — 0.1%
Diversified Consumer Services — 0.0%††
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	76,550	76,254	(b)(i)(j)
Hotels, Restaurants & Leisure — 0.1%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.896%	11/19/26	80,427	78,402	(b)(i)(j)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.896%	12/23/24	21,881	21,213	(b)(i)(j)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (3 mo. USD LIBOR + 1.750%)	1.900%	6/22/26	85,086	83,181	(b)(i)(j)
Total Hotels, Restaurants & Leisure				182,796
Specialty Retail — 0.0%††
Michaels Stores Inc., 2020 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	4.250%	10/1/27	81,252	80,287	(b)(i)(j)
Total Consumer Discretionary				339,337
Financials — 0.0%††
Diversified Financial Services — 0.0%††
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.896%	11/16/26	36,189	35,739	(b)(i)(j)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.141%	3/1/26	8,229	8,203	(b)(i)(j)
Total Diversified Financial Services				43,942

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Ultra-Short Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Insurance — 0.0%††
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.146%	11/3/24	$49,245	$48,852	(b)(i)(j)
Total Financials				92,794
Health Care — 0.0%††
Health Care Providers & Services — 0.0%††
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	53,215	53,182	(b)(i)(j)
Materials — 0.1%
Containers & Packaging — 0.1%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	2.128%	10/1/22	57,484	57,345	(b)(i)(j)
Berry Global Inc., Term Loan X (1 mo. USD LIBOR + 2.000%)	2.128%	1/19/24	26,644	26,579	(b)(i)(j)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.896%	2/4/27	8,984	8,888	(b)(i)(j)
Total Materials				92,812
Total Senior Loans (Cost — $1,286,335)				1,304,866
Sovereign Bonds — 0.4%
United Arab Emirates — 0.4%
Abu Dhabi Government International Bond, Senior Notes (Cost — $1,207,367)	0.750%	9/2/23	1,210,000	1,213,476	(a)
Total Investments before Short-Term Investments (Cost — $288,336,236)				289,993,344

			Shares
Short-Term Investments — 8.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $27,686,565)	0.010%		27,686,565	27,686,565	(e)
Total Investments — 99.5% (Cost — $316,022,801)				317,679,909
Other Assets in Excess of Liabilities — 0.5%				1,491,797
Total Net Assets — 100.0%				$319,171,706

See Notes to Financial Statements.

24	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Western Asset Ultra-Short Income Fund

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2020, the total market value of investments in Affiliated Companies was $27,799,440 and the cost was $27,799,662 (Note 8).

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2020, the Fund held TBA securities with a total cost of $1,658,355.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Abbreviation(s) used in this schedule:

ARM	— Adjustable Rate Mortgage

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Ultra-Short Income Fund

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 10-Year Notes Futures, Call	12/24/20	$137.50	38	$38,000	$(32,656)
U.S. Treasury 10-Year Notes Futures, Call	12/24/20	138.00	38	38,000	(19,594)
Total Exchange-Traded Written Options (Premiums received — $33,712)					$(52,250)

At November 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	45	12/20	$11,025,072	$11,221,875	$196,803
Contracts to Sell:
U.S. Treasury 2-Year Notes	173	3/21	38,191,903	38,207,320	(15,417)
U.S. Treasury 5-Year Notes	222	3/21	27,942,132	27,978,937	(36,805)
U.S. Treasury Long-Term Bonds	35	3/21	6,116,283	6,121,719	(5,436)
U.S. Treasury Ultra Long- Term Bonds	4	3/21	857,298	864,125	(6,827)
					(64,485)
Net unrealized appreciation on open futures contracts					$132,318

At November 30, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
$146,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	$(453)	$1,651

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

26	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $288,223,139)	$289,880,469
Investments in affiliated securities, at value (Cost — $27,799,662)	27,799,440
Cash	1,000,078
Receivable for Fund shares sold	2,404,144
Interest receivable	903,869
Deposits with brokers for open futures contracts and exchange-traded options	545,359
Receivable for securities sold	36,747
Deposits with brokers for centrally cleared swap contracts	34,383
Receivable from broker — net variation margin on centrally cleared swap contracts	60
Prepaid expenses	44,307
Total Assets	322,648,856

Liabilities:
Payable for securities purchased	2,538,374
Payable for Fund shares repurchased	745,567
Written options, at value (premiums received — $33,712)	52,250
Service and/or distribution fees payable	27,886
Distributions payable	25,564
Payable to broker — net variation margin on open futures contracts	8,094
Investment management fee payable	5,785
Trustees’ fees payable	903
Accrued expenses	72,727
Total Liabilities	3,477,150
Total Net Assets	$319,171,706

Net Assets:
Par value (Note 7)	$354
Paid-in capital in excess of par value	341,455,025
Total distributable earnings (loss)	(22,283,673)
Total Net Assets	$319,171,706

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	27

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2020

Net Assets:
Class A	$132,828,783
Class C	$1,789,882
Class C1	$667,716
Class I	$176,987,110
Class IS	$6,898,215

Shares Outstanding:
Class A	14,702,167
Class C	195,656
Class C1	74,592
Class I	19,668,818
Class IS	763,653

Net Asset Value:
Class A (and redemption price)	$9.03
Class C*	$9.15
Class C1 (and redemption price)	$8.95
Class I (and redemption price)	$9.00
Class IS (and redemption price)	$9.03

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

28	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2020

Investment Income:
Interest from unaffiliated investments	$1,741,505
Interest from affiliated investments	6,385
Total Investment Income	1,747,890

Expenses:
Investment management fee (Note 2)	383,790
Service and/or distribution fees (Notes 2 and 5)	154,738
Transfer agent fees (Note 5)	89,128
Registration fees	55,316
Excise tax (Note 1)	50,010
Fund accounting fees	36,627
Audit and tax fees	20,400
Shareholder reports	12,788
Custody fees	6,055
Legal fees	4,988
Trustees’ fees	2,278
Insurance	1,803
Commitment fees (Note 9)	1,702
Interest expense	292
Miscellaneous expenses	3,980
Total Expenses	823,895
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(182,742)
Net Expenses	641,153
Net Investment Income	1,106,737

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(73,699)
Futures contracts	727,861
Swap contracts	(1,276,324)
Net Realized Loss	(622,162)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	5,074,893
Investments in affiliated securities	2,217
Futures contracts	(509,095)
Written options	(18,538)
Swap contracts	1,295,511
Change in Net Unrealized Appreciation (Depreciation)	5,844,988
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	5,222,826
Increase in Net Assets From Operations	$6,329,563

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	29

Statements of changes in net assets

For the Six Months Ended November 30, 2020 (unaudited) and the Year Ended May 31, 2020	November 30	May 31

Operations:
Net investment income	$1,106,737	$6,022,590
Net realized loss	(622,162)	(3,354,159)
Change in net unrealized appreciation (depreciation)	5,844,988	(5,796,929)
Increase (Decrease) in Net Assets From Operations	6,329,563	(3,128,498)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,101,445)	(7,482,054)
Decrease in Net Assets From Distributions to Shareholders	(3,101,445)	(7,482,054)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	166,058,211	253,835,053
Reinvestment of distributions	3,047,319	7,286,227
Cost of shares repurchased	(60,621,718)	(273,848,593)
Increase (Decrease) in Net Assets From Fund Share Transactions	108,483,812	(12,727,313)
Increase (Decrease) in Net Assets	111,711,930	(23,337,865)

Net Assets:
Beginning of period	207,459,776	230,797,641
End of period	$319,171,706	$207,459,776

See Notes to Financial Statements.

30	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$8.89	$9.10	$9.08	$9.07	$8.88	$8.98

Income (loss) from operations:
Net investment income	0.03	0.19	0.23	0.19	0.12	0.11
Net realized and unrealized gain (loss)	0.20	(0.16)	0.04	0.01	0.21	(0.08)
Total income from operations	0.23	0.03	0.27	0.20	0.33	0.03

Less distributions from:
Net investment income	(0.09)	(0.24)	(0.25)	(0.19)	(0.14)	(0.13)
Total distributions	(0.09)	(0.24)	(0.25)	(0.19)	(0.14)	(0.13)

Net asset value, end of period	$9.03	$8.89	$9.10	$9.08	$9.07	$8.88
Total return[3]	2.65%	0.27%[4]	3.00%	2.26%	3.72%	0.34%[4]

Net assets, end of period (000s)	$132,829	$105,652	$73,672	$40,379	$27,984	$134,381

Ratios to average net assets:
Gross expenses	0.77%[5]	0.84%	0.95%	1.01%	0.84%	0.82%
Net expenses[6,7]	0.64 [5]	0.71	0.78	0.92	0.80	0.82
Net investment income	0.75 [5]	2.06	2.50	2.08	1.31	1.20

Portfolio turnover rate	18%[8]	75%[8]	32%[8]	36%[8]	26%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged and 0.11% for the years ended May 31, 2020 and 2016, respectively.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to February 12, 2020, the expense limitation was 0.88%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 21%, 76%, 34% and 44% for the six months ended November 30, 2020 and for the years ended May 31, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2020[2]		2020		2019	2018	2017	2016

Net asset value, beginning of period	$9.01		$9.06		$9.04	$9.04	$8.85	$8.95

Income (loss) from operations:
Net investment income (loss)	(0.00)	[3]	0.25	[4]	0.15	0.11	0.06	0.03
Net realized and unrealized gain (loss)	0.20		(0.14)		0.05	0.02	0.20	(0.07)
Total income (loss) from operations	0.20		0.11		0.20	0.13	0.26	(0.04)

Less distributions from:
Net investment income	(0.06)		(0.16)		(0.18)	(0.13)	(0.07)	(0.06)
Total distributions	(0.06)		(0.16)		(0.18)	(0.13)	(0.07)	(0.06)

Net asset value, end of period	$9.15		$9.01		$9.06	$9.04	$9.04	$8.85
Total return[5]	2.23%		1.28%[4,6]		2.23%	1.41%	2.90%	(0.48)%[6]

Net assets, end of period (000s)	$1,790		$1,813		$2,592	$8,966	$7,154	$1,736

Ratios to average net assets:
Gross expenses	1.54%[7]		1.61%		1.69%	1.74%	1.67%	1.64%
Net expenses[8,9]	1.42	[7]	0.10	[4]	1.53	1.64	1.63	1.64
Net investment income (loss)	(0.02)	[7]	2.74	[4]	1.67	1.26	0.67	0.38

Portfolio turnover rate	18%[10]		75%[10]		32%[10]	36%[10]	26%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Ratios and total return for Class C for the year ended May 31, 2020 reflect prior period 12b-1 fee reimbursements. If these reimbursements were not included, net investment income per share would have been 0.19, total return would have been 0.38% and the net expense and net investment income ratios would have been 0.79% and 2.04%, respectively.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 1.17% and -0.71% for the years ended May 31, 2020 and 2016, respectively.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.63%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to July 20, 2018, the expense limitation was 1.70%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 21%, 76%, 34% and 44% for the six months ended November 30, 2020 and for the years ended May 31, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

32	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C1 Shares[1]	2020[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$8.81		$9.03	$9.01	$9.01	$8.83	$8.93

Income (loss) from operations:
Net investment income	0.00	[3]	0.15	0.18	0.14	0.07	0.06
Net realized and unrealized gain (loss)	0.20		(0.18)	0.04	0.01	0.20	(0.08)
Total income (loss) from operations	0.20		(0.03)	0.22	0.15	0.27	(0.02)

Less distributions from:
Net investment income	(0.06)		(0.19)	(0.20)	(0.15)	(0.09)	(0.08)
Total distributions	(0.06)		(0.19)	(0.20)	(0.15)	(0.09)	(0.08)

Net asset value, end of period	$8.95		$8.81	$9.03	$9.01	$9.01	$8.83
Total return[4]	2.20%		(0.24)%[5]	2.48%	1.68%	3.04%	(0.22)%[5]

Net assets, end of period (000s)	$668		$858	$5,126	$24,252	$27,152	$30,743

Ratios to average net assets:
Gross expenses	1.47%[6]		1.47%	1.46%	1.48%	1.42%	1.38%
Net expenses[7,8]	1.35	[6]	1.35	1.29	1.38	1.38	1.38
Net investment income	0.06	[6]	1.66	1.95	1.60	0.78	0.64

Portfolio turnover rate	18%[9]		75%[9]	32%[9]	36%[9]	26%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been -0.35% and -0.45% for the years ended May 31, 2020 and 2016, respectively.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.38%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 21%, 76%, 34% and 44% for the six months ended November 30, 2020 and for the years ended May 31, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$8.86	$9.06	$9.04	$9.04	$8.86	$8.96

Income (loss) from operations:
Net investment income	0.04	0.21	0.25	0.22	0.14	0.12
Net realized and unrealized gain (loss)	0.21	(0.15)	0.04	0.00 [3]	0.20	(0.08)
Total income from operations	0.25	0.06	0.29	0.22	0.34	0.04

Less distributions from:
Net investment income	(0.11)	(0.26)	(0.27)	(0.22)	(0.16)	(0.14)
Total distributions	(0.11)	(0.26)	(0.27)	(0.22)	(0.16)	(0.14)

Net asset value, end of period	$9.00	$8.86	$9.06	$9.04	$9.04	$8.86
Total return[4]	2.79%	0.62%[5]	3.28%	2.48%	3.82%	0.51%[5]

Net assets, end of period (000s)	$176,987	$95,351	$139,000	$60,684	$28,404	$8,484

Ratios to average net assets:
Gross expenses	0.53%[6]	0.62%	0.70%	0.72%	0.65%	0.65%
Net expenses[7]	0.37 [6,8]	0.48 [8]	0.52 [8]	0.62 [8]	0.61 [8]	0.65
Net investment income	0.98 [6]	2.34	2.75	2.38	1.56	1.37

Portfolio turnover rate	18%[9]	75%[9]	32%[9]	36%[9]	26%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged and 0.29% for the years ended May 31, 2020 and 2016, respectively.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.38%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to February 12, 2020, the expense limitation was 0.53%. Prior to July 20, 2018, the expense limitation was 0.65%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 21%, 76%, 34% and 44% for the six months ended November 30, 2020 and for the years ended May 31, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

34	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$8.89	$9.09	$9.07	$9.04	$8.86	$8.96

Income (loss) from operations:
Net investment income	0.05	0.23	0.25	0.23	0.15	0.13
Net realized and unrealized gain (loss)	0.20	(0.17)	0.05	0.00 [3]	0.19	(0.08)
Total income from operations	0.25	0.06	0.30	0.23	0.34	0.05

Less distributions from:
Net investment income	(0.11)	(0.26)	(0.28)	(0.20)	(0.16)	(0.15)
Total distributions	(0.11)	(0.26)	(0.28)	(0.20)	(0.16)	(0.15)

Net asset value, end of period	$9.03	$8.89	$9.09	$9.07	$9.04	$8.86
Total return[4]	2.80%	0.69%[5]	3.35%	2.56%	3.91%	0.61%[5]

Net assets, end of period (000s)	$6,898	$3,786	$10,408	$12,310	$4,819	$11,248

Ratios to average net assets:
Gross expenses	0.47%[6]	0.54%	0.62%	0.65%	0.59%	0.56%
Net expenses[7,8]	0.34 [6]	0.41	0.45	0.55	0.55	0.55
Net investment income	1.04 [6]	2.52	2.78	2.53	1.69	1.47

Portfolio turnover rate	18%[9]	75%[9]	32%[9]	36%[9]	26%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged and 0.38% for the years ended May 31, 2020 and 2016, respectively.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.35%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to February 12, 2020, the expense limitation was 0.43%. Prior to July 20, 2018, the expense limitation was 0.65%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 21%, 76%, 34% and 44% for the six months ended November 30, 2020 and for the years ended May 31, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	35

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

36	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$148,036,243	—	$148,036,243
Asset-Backed Securities	—	66,922,960	—	66,922,960
Collateralized Mortgage Obligations	—	37,738,561	—	37,738,561
U.S. Government & Agency Obligations	—	32,399,715	—	32,399,715
Mortgage-Backed Securities	—	2,377,523	—	2,377,523
Senior Loans	—	1,304,866	—	1,304,866
Sovereign Bonds	—	1,213,476	—	1,213,476
Total Long-Term Investments	—	289,993,344	—	289,993,344
Short-Term Investments†	$27,686,565	—	—	27,686,565
Total Investments	$27,686,565	$289,993,344	—	$317,679,909
Other Financial Instruments:
Futures Contracts	$196,803	—	—	$196,803
Centrally Cleared Interest Rate Swaps	—	$1,651	—	1,651
Total Other Financial Instruments	$196,803	$1,651	—	$198,454
Total	$27,883,368	$289,994,995	—	$317,878,363

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$52,250	—	—	$52,250
Futures Contracts	64,485	—	—	64,485
Total	$116,735	—	—	$116,735

†	See Schedule of Investments for additional detailed categorizations.

(b) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including

38	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2020, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the year ended November 30, 2020, see Note 4.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

40	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on

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Notes to financial statements (unaudited) (cont’d)

the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,

42	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral

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Notes to financial statements (unaudited) (cont’d)

that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2020, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. During the period, the Fund paid $50,010 of federal excise taxes attributable to calendar year 2019.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2020, no provision for income tax is

44	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. As of July 31, 2020, LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA and Western Asset were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class IS shares did not exceed 0.65%, 1.63%, 1.38%, 0.38% and 0.35%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended November 30, 2020, fees waived and/or expenses reimbursed amounted to $182,742, which included an affiliated money market fund waiver of $12,085.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class I	Class IS
Expires May 31, 2023	$67,145	$994	$421	$99,358	$2,739
Total fee waivers/expense reimbursements subject to recapture	$67,145	$994	$421	$99,358	$2,739

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment.

For the six months ended November 30, 2020, there were no CDSCs paid to LMIS and its affiliates.

As of July 31, 2020, all officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust. Prior to July 31, 2020, all officers and one Trustee of the Trust were employees of Legg Mason and did not receive compensation from the Trust.

3. Investments

During the six months ended November 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$96,689,539	$45,459,360
Sales	33,935,051	15,517,460

46	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

At November 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$316,022,801	$2,506,502	$(849,394)	$1,657,108
Written options	(33,712)	—	(18,538)	(18,538)
Futures contracts	—	196,803	(64,485)	132,318
Swap contracts	(453)	1,651	—	1,651

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2020.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$196,803
Centrally cleared swap contracts[3]	1,651
Total	$198,454

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$52,250
Futures contracts[2]	64,485
Total	$116,735

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$727,861
Swap contracts	(1,276,324)
Total	$(548,463)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(509,095)
Written options	(18,538)
Swap contracts	1,295,511
Total	$767,878

During the six months ended November 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options	$7,464
Futures contracts (to buy)	27,069,479
Futures contracts (to sell)	52,556,054

Average Notional Balance
Interest rate swap contracts	$13,237,286

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

48	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

For the six months ended November 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$142,606	$38,011
Class C	9,206	787
Class C1	2,926	1,057
Class I	—	48,955
Class IS	—	318
Total	$154,738	$89,128

For the six months ended November 30, 2020, waivers and/or expense reimbursements by class were as follows:

		Waivers/Expense Reimbursements
Class A		$72,391
Class C		1,077
Class C1		456
Class I		105,877
Class IS		2,941
Total		$182,742
6. Distributions to shareholders by class
	Six Months Ended November 30, 2020	Year Ended May 31, 2020
Net Investment Income:
Class A	$1,273,651	$2,752,893
Class C	11,887	38,716
Class C1	5,062	49,866
Class I	1,748,533	4,466,292
Class IS	62,312	174,287
Total	$3,101,445	$7,482,054

7. Shares of beneficial interest

At November 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2020		Year Ended May 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,328,050	$48,146,038	11,800,758	$107,400,060
Shares issued on reinvestment	136,794	1,234,618	289,193	2,610,383
Shares repurchased	(2,640,801)	(23,813,762)	(8,310,317)	(73,959,897)
Net increase	2,824,043	$25,566,894	3,779,634	$36,050,546

Class C
Shares sold	36,263	$331,457	13,222	$118,528
Shares issued on reinvestment	1,238	11,317	4,149	37,481
Shares repurchased	(43,158)	(394,775)	(102,151)	(913,215)
Net decrease	(5,657)	$(52,001)	(84,780)	$(757,206)

Class C1
Shares sold	167	$1,495	549	$4,917
Shares issued on reinvestment	529	4,730	4,818	43,445
Shares repurchased	(23,401)	(209,380)	(475,658)	(4,308,035)
Net decrease	(22,705)	$(203,155)	(470,291)	$(4,259,673)

Class I
Shares sold	12,624,217	$113,545,626	15,893,101	$143,609,513
Shares issued on reinvestment	192,780	1,734,360	492,063	4,432,826
Shares repurchased	(3,911,908)	(35,164,086)	(20,961,790)	(185,276,778)
Net increase (decrease)	8,905,089	$80,115,900	(4,576,626)	$(37,234,439)

Class IS
Shares sold	446,483	$4,033,595	296,911	$2,702,035
Shares issued on reinvestment	6,902	62,294	17,915	162,092
Shares repurchased	(115,466)	(1,039,715)	(1,034,229)	(9,390,668)
Net increase (decrease)	337,919	$3,056,174	(719,403)	$(6,526,541)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all

50	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

or some portion of the six months ended November 30, 2020. The following transactions were effected in such companies for the six months ended November 30, 2020.

	Affiliate Value at May 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO VII Ltd., 2015-VIIA A1AR	$188,336	—	—	$77,678	77,864
Western Asset Premier Institutional Government Reserves, Premium Shares	13,769,024	$126,374,008	126,374,008	112,456,467	112,456,467
	$13,957,360	$126,374,008		$112,534,145

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2020
Benefit Street Partners CLO VII Ltd., 2015-VIIA A1AR	—	$1,209	$2,217	$112,875
Western Asset Premier Institutional Government Reserves, Premium Shares	—	5,176	—	27,686,565
	—	$6,385	$2,217	$27,799,440

9. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust and Western Asset Funds, Inc. (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $485 million (prior to November 16, 2020, the aggregate amount was $220 million for participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust). Unless renewed or otherwise terminated sooner in accordance with its terms, the agreement will terminate on November 15, 2021. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility; there is an annual

Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

upfront fee of 0.06% of the $485 million Redemption Facility. These fees are allocated to all Participating Funds pro rata based on net assets. Prior to November 16, 2020, there was no upfront fee. For the six months ended November 30, 2020, the Fund incurred a commitment fee in the amount of $1,702. The Fund did not utilize the Redemption Facility during the six months ended November 30, 2020.

10. Deferred capital losses

As of May 31, 2020, the Fund had deferred capital losses of $21,709,781, which have no expiration date, that will be available to offset future taxable capital gains.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

52	Western Asset Ultra-Short Income Fund 2020 Semi-Annual Report

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On July 14, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to the Fund’s subadviser. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	98,182,353.794	3,543,177.349	6,186,038.699	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	98,328,382.816	3,422,085.091	6,161,101.935	0

Western Asset Ultra-Short Income Fund	53

Statement regarding liquidity risk management program (unaudited)

As required by law, the fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the fund. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the fund’s manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the fund’s Board of Trustees with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored the fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed the fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the fund held less liquid and illiquid assets and the extent to which any such investments affected the fund’s ability to meet redemption requests. In managing and reviewing the fund’s liquidity risk, the Committee also considered the extent to which the fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the fund uses derivatives (including for hedging purposes). The Committee also reviewed the fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the fund’s short-term and long-term cash flow projections. The Committee also considered the fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other

54	Western Asset Ultra-Short Income Fund

funding sources, including, if applicable, the fund’s participation in a credit facility, as components of the fund’s ability to meet redemption requests.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing the fund’s investments into one of four liquidity buckets. In reviewing the fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the fund is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the fund did not acquire any illiquid investment such that, after the acquisition, the fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by the fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the fund’s liquidity risk throughout the Reporting Period.

Western Asset Ultra-Short Income Fund	55

Western Asset

Ultra-Short Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Ultra-Short Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Ultra-Short Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Ultra-Short Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

FD0301 1/21 SR20-4061

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: January 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: January 22, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: January 22, 2021